Collection Period Ended 28-Feb-2013
Principal Note
Payment Factor
50,991,932.12 0.118077
0.00 1.000000
0.00 1.000000
0.00 1.000000
50,991,932.12
Interest & Principal
Payment
51,010,559.24
154,166.67
176,250.00
74,470.83
$51,415,446.74
Total
$423,514.62
Class A-3 Notes
0.470000% 176,250.00 0.391667 0.391667
Class A-4 Notes 0.610000% 74,470.83 0.508333 0.508333
Class A-1 Notes 0.230000% 18,627.12 0.041394 113.356798
Class A-2 Notes 0.370000% 154,166.67 0.308333 0.308333
Current Overcollateralization Amount 55,803,101.47 3.50%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Initial Overcollateralization Amount 47,874,327.63 3.00%
Target Overcollateralization Amount 55,803,101.47 3.50%
Pool Balance
1,650,866,041.78
1,300,279,677.59
1,247,363,548.31
Amount Percentage
Adjusted Pool Balance 1,594,374,327.63 1,256,429,863.97 1,205,437,931.85
Yield Supplement Overcollateralization Amount 56,491,714.15 43,849,813.62 41,925,616.46
Total Note Balance
1,546,500,000.00
1,200,626,762.50
1,149,634,830.38
Overcollateralization 47,874,327.63 55,803,101.47 55,803,101.47
Class A-3 Notes 450,000,000.00 450,000,000.00 450,000,000.00 0.000000
Class A-4 Notes 146,500,000.00 146,500,000.00 146,500,000.00 0.000000
Class A-1 Notes 450,000,000.00 104,126,762.50 53,134,830.38 113.315405
Class A-2 Notes 500,000,000.00 500,000,000.00 500,000,000.00 0.000000
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
28
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Feb-2013 15-Mar-2013 30/360 Days 30
Distribution Date
15-Mar-2013
Interest Period of the Class A-1 Notes (from... to) 15-Feb-2013 15-Mar-2013 Actual/360 Days
Collection Period (from... to) 1-Feb-2013 28-Feb-2013
Determination Date 13-Mar-2013
Record Date 14-Mar-2013
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No. 6
Aggregate Principal Distributable Amount 50,991,932.12 50,991,932.12
Regular Principal Distributable Amount 50,991,932.12 50,991,932.12 0.00
0.00
Interest Distributable Amount Class A Notes
423,514.62 423,514.62 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes
74,470.83 74,470.83 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-2 Notes 154,166.67 154,166.67 0.00
thereof on Class A-3 Notes 176,250.00 176,250.00 0.00
Monthly Interest Distributable Amount 423,514.62 423,514.62 0.00
thereof on Class A-1 Notes 18,627.12 18,627.12 0.00
Total Servicing Fee 1,083,566.40 1,083,566.40 0.00
Total Trustee Fee
0.00 0.00 0.00
Total Distribution
55,926,043.42
Distribution Detail
Due Paid Shortfall
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
55,926,043.42
(9) Excess Collections to Certificateholders 3,427,030.28
Investment Earnings 438.05 (6) Regular Principal Distributable Amount 50,991,932.12
Available Collections
55,926,043.42 (7) Additional Servicing Fee and Transition Costs 0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Net Liquidation Proceeds 69,443.18 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries
192,126.06
(3) Interest Distributable Amount Class A Notes
423,514.62
Principal Collections 52,524,031.23 (1) Total Servicing Fee 1,083,566.40
Interest Collections 3,140,004.90 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Notice to Investors
Investment Earnings
Net Investment Earnings on the Reserve Fund 30.58
Net Investment Earnings on the Collection Account 407.47
Investment Earnings for the Collection Period 438.05
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 3,985,935.82
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period
30.58
minus Net Investment Earnings
30.58
Reserve Fund
Reserve Fund Required Amount 3,985,935.82
Reserve Fund Amount - Beginning Balance 3,985,935.82
Reserve Fund and Investment Earnings
Principal Recoveries
189,510.68
Principal Net Losses 134,460.91
392,098.05
Principal Net Liquidation Proceeds
68,126.46
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.050%
Total 1,247,363,548.31 53,719 100.00%
Cumulative Principal Net Losses 823,975.55
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
0.14%
61-90 Days Delinquent 917,237.84 25 0.07%
91-120 Days Delinquent 836,483.74 22 0.07%
13.98 19.94
Delinquency Profile *
Amount
31-60 Days Delinquent 1,762,574.14 63
2.91%
Weighted Average Number of Remaining Payments 47.48 42.15
Percentage
Current 1,243,847,252.59 53,609 99.72%
Weighted Average Seasoning (months)
Pool Balance end of Collection Period 1,247,363,548.31 53,719
Pool Factor 75.56%
Number of Receivables
As of Cutoff Date Current
Weighted Average APR 2.93%
Principal Collections attributable to Full Pay-offs 16,942,003.60
Principal Purchase Amounts 0.00
Principal Gross Losses 392,098.05
Pool Balance beginning of Collection Period
1,300,279,677.59 54,643
Principal Collections
35,582,027.63
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance
1,650,866,041.78 60,543